Due From Financial Institutions at Amortized Cost - Summary of Restricted Cash and Cash Equivalents (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Restricted Cash and Cash Equivalents Items [line Items]
Restricted due from financial institutions at amortized cost	[1]	₩ 20,754,706	₩ 15,303,363
Due From Financial Institutions In Korean Won [Member]
Restricted Cash and Cash Equivalents Items [line Items]
Restricted due from financial institutions at amortized cost	[1]	16,649,120	12,561,246
Due From Financial Institutions In Korean Won [Member] | Shinhan Bank and others [Member]
Restricted Cash and Cash Equivalents Items [line Items]
Restricted due from financial institutions at amortized cost	[1]	₩ 803,445	₩ 772,986
Reason for restriction		Net settlement and others	Net settlement and others
Due From Financial Institutions In Korean Won [Member] | NH Investment Securities Co., Ltd. and others
Restricted Cash and Cash Equivalents Items [line Items]
Restricted due from financial institutions at amortized cost	[1]	₩ 528,642	₩ 545,457
Reason for restriction		Derivatives margin account and others	Derivatives margin account and others
Due From Financial Institutions In Korean Won [Member] | The Bank of Korea
Restricted Cash and Cash Equivalents Items [line Items]
Restricted due from financial institutions at amortized cost	[1]	₩ 15,317,033	₩ 11,242,803
Reason for restriction		Bank of Korea Act	Bank of Korea Act
Due From Financial Institutions In Foreign Currencies [Member]
Restricted Cash and Cash Equivalents Items [line Items]
Restricted due from financial institutions at amortized cost	[1]	₩ 4,105,586	₩ 2,742,117
Due From Financial Institutions In Foreign Currencies [Member] | Societe Generale Paris And Others
Restricted Cash and Cash Equivalents Items [line Items]
Restricted due from financial institutions at amortized cost	[1]	₩ 1,774,388	₩ 1,597,960
Reason for restriction		Derivatives margin account and others	Derivatives margin account and others
Due From Financial Institutions In Foreign Currencies [Member] | Bank of Communications Co., Ltd. and others
Restricted Cash and Cash Equivalents Items [line Items]
Restricted due from financial institutions at amortized cost	[1]	₩ 68,588	₩ 46,428
Reason for restriction		Bank Act of the State of New York and others	Bank Act of the State of New York and others
Due From Financial Institutions In Foreign Currencies [Member] | Bank of Indonesia and others
Restricted Cash and Cash Equivalents Items [line Items]
Restricted due from financial institutions at amortized cost	[1]	₩ 2,262,610	₩ 1,097,729
Reason for restriction		Indonesian law and others	Indonesian law and others

[1]	Before netting of allowance